As filed with the Securities and Exchange Commission on November 14, 2013

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 110	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 112	☒

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Christopher A. Madden

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on December 13, 2013 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until December 13, 2013, the effectiveness of Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A related to the SPDR Barclays International High Yield Bond ETF, which was filed pursuant to Rule 485(a) under the Securities Act on June 18, 2013 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of November, 2013.

SPDR® SERIES TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	November 14, 2013

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	November 14, 2013

/s/ David M. Kelly* David M. Kelly	Trustee	November 14, 2013

/s/ Frank Nesvet* Frank Nesvet	Trustee	November 14, 2013

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	November 14, 2013

/s/ James E. Ross* James E. Ross	Trustee	November 14, 2013

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	November 14, 2013

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	November 14, 2013

*By: /s/ Christopher A. Madden
Christopher A. Madden As Attorney-in-Fact Pursuant to Power of Attorney